Changes in Fair Value of Assets Measured Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 37	$ 38	$ 41
Realized in earnings	0	0	0
Unrealized in other comprehensive income	0	0	0
Purchases	0	0	0
Sales	(5)	0	(3)
Settlements	0	(1)	0
Ending balance	32	37	38
Private Placements
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	24	25	25
Realized in earnings	0	0	0
Unrealized in other comprehensive income	0	0	0
Purchases	0	0	0
Sales	0	0	0
Settlements	0	(1)	0
Ending balance	24	24	25
Auction Rate Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	13	13	16
Realized in earnings	0	0	0
Unrealized in other comprehensive income	0	0	0
Purchases	0	0	0
Sales	(5)	0	(3)
Settlements	0	0	0
Ending balance	$ 8	$ 13	$ 13